PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of loss on discontinued operation [Abstract]
Schedule of Loss on Remeasurement of Assets and Liabilities
The operating loss for the Cardiac point-of-care tests operation in Sweden and the profit/(loss) on re-measurement of its assets and liabilities are summarised as follows:

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Revenues	—	—	—
Operating loss	—	—	—

Loss for the year	—	—	—
Profit/(Loss) on re-measurement of assets and liabilities:
Closure costs	(8)	(22)	1,794
Foreign currency translation reserve	85	—	(3,080)
Tax credit/(expense)	—	590	(323)

Total profit/(loss)	77	568	(1,609)
Profit/(Loss) for the year from discontinued operations	77	568	(1,609

Schedule of Earnings Per ADS for Discontinued Operations
	December 31, 2019	December 31, 2018	December 31, 2017
Basic earnings/(loss) per ADS (US Dollars) – discontinued operations	0.00	0.03	(0.07)
Diluted earnings/(loss per ADS (US Dollars) – discontinued operations	0.00	0.02	(0.07)
Basic earnings/(loss) per ‘A’ share (US Dollars) – discontinued operations	0.00	0.01	(0.02)
Diluted earnings/(loss) per ‘A’ share (US Dollars) – discontinued operations	0.00	0.01	(0.02)

Schedule of Cash Flows Attributable to Discontinued Operations
The cash flows attributable to discontinued operations are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	US$000	US$000	US$000
Cash flows from operating activities	(5)	527	(2,847)
Cash flows from investing activities	-	-	-